Loans and Allowance for Loan Losses, Allowance for Loan Losses by Portfolio Segment (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Allowance for Loan and Lease Losses [Roll Forward]
Beginning balance				$ 6,272				$ 6,728	$ 6,272	$ 6,728	$ 7,499
Provision for loan losses	$ (471)	$ (2)	$ (393)	3,846	$ (1,015)	$ 444	$ (806)	2,377	2,980	1,000	1,039
Loans charged off									(3,033)	(5,092)	(3,600)
Recoveries									941	3,636	1,790
Ending balance	7,160				6,272				7,160	6,272	6,728
Residential Real Estate [Member]
Allowance for Loan and Lease Losses [Roll Forward]
Beginning balance				1,250				1,583	1,250	1,583	1,470
Provision for loan losses									413	98	772
Loans charged off									(340)	(1,060)	(874)
Recoveries									157	629	215
Ending balance	1,480				1,250				1,480	1,250	1,583
Commercial Real Estate [Member]
Allowance for Loan and Lease Losses [Roll Forward]
Beginning balance				1,928				2,186	1,928	2,186	2,978
Provision for loan losses									946	(1,745)	(1,311)
Loans charged off									(559)	(602)	(4)
Recoveries									116	2,089	523
Ending balance	2,431				1,928				2,431	1,928	2,186
Commercial and Industrial [Member]
Allowance for Loan and Lease Losses [Roll Forward]
Beginning balance				1,447				1,063	1,447	1,063	1,024
Provision for loan losses									443	1,807	(80)
Loans charged off									(185)	(1,513)	(208)
Recoveries									71	90	327
Ending balance	1,776				1,447				1,776	1,447	1,063
Consumer [Member]
Allowance for Loan and Lease Losses [Roll Forward]
Beginning balance				$ 1,647				$ 1,896	1,647	1,896	2,027
Provision for loan losses									1,178	840	1,658
Loans charged off									(1,949)	(1,917)	(2,514)
Recoveries									597	828	725
Ending balance	$ 1,473				$ 1,647				$ 1,473	$ 1,647	$ 1,896